MARKETABLE SECURITIES (Details)	12 Months Ended
Mar. 31, 2024 CAD ($) shares
Statement [Line Items]
Shares/Warrants Held | shares	2,778,839
Cost	$ 1,648,737
Fair Value	41,587
Fair Value Increase(Decrease)	$ (1,607,150)
Carlyle Commodities Corp. Warrants
Statement [Line Items]
Shares/Warrants Held | shares	550,000
Cost	$ 727,000
Fair Value	3,000
Fair Value Increase(Decrease)	$ (724,000)
Other
Statement [Line Items]
Shares/Warrants Held | shares	1,678,839
Cost	$ 14,237
Fair Value	13,837
Fair Value Increase(Decrease)	$ (400)
Numbers of Common Shares
Statement [Line Items]
Shares/Warrants Held | shares	550,000
Cost	$ 907,500
Fair Value	24,750
Fair Value Increase(Decrease)	$ (882,750)